Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 12.4%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 4.8500%, 9/15/34ž,‡	$3,072,117	$3,056,808
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	2,663,444	2,672,785
A&D Mortgage Trust 2025-NQM4 A1, 5.2250%, 10/25/70ž,Ç	1,871,587	1,867,476
AGL CLO 1 Ltd 2023-26A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9497%, 10/21/38ž,‡	13,400,000	13,399,771
ALA Trust 2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 5.4156%, 6/15/40ž,‡	13,839,000	13,841,903
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	71,044	70,425
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	203,254	201,134
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	387,662	373,374
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	7,371,220	7,313,126
Angel Oak Mortgage Trust I LLC 2025-6 A1, 5.5150%, 4/25/70ž,Ç	5,243,748	5,263,005
Ansley Park Capital LLC 2025-A A2, 4.4300%, 4/20/35ž	3,640,706	3,645,645
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	467,325	429,396
Avis Budget Rental Car Funding AESOP LLC 2023-4A A, 5.4900%, 6/20/29ž	2,900,000	2,956,901
Avis Budget Rental Car Funding AESOP LLC 2026-1A A, 4.2800%, 8/20/30ž	1,617,000	1,602,663
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 4.8876%, 1/22/35ž,‡	8,736,327	8,733,428
Bain Capital Credit CLO Ltd 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%, 4.9780%, 10/25/38ž,‡	7,772,000	7,775,434
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 5.2476%, 7/20/37ž,‡	1,845,969	1,846,097
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	2,374,000	2,097,300
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4732%, 1/27/50ž,‡	3,322,516	3,091,032
Bayview Opportunity Master Fund 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 4.5119%, 11/25/51ž,‡	3,649,669	3,402,835
Bayview Opportunity Master Fund 2022-2 A1, 3.0000%, 12/25/51ž,‡	2,870,886	2,486,819
Bayview Opportunity Master Fund VII 2025-EDU1 B, US 30 Day Average SOFR + 1.7000%, 5.3619%, 7/27/48ž,‡	1,879,737	1,877,599
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.0622%, 7/15/37ž,‡	12,565,000	12,569,722
Benefit Street Partners CLO Ltd 2025-43A A, CME Term SOFR 3 Month + 1.2700%, 5.0716%, 10/20/38ž,‡	10,806,000	10,798,614
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 4.8725%, 3/15/42ž,‡	8,413,073	8,355,223
BLP Commercial Mortgage Trust 2025-IND2 A, CME Term SOFR 1 Month + 1.5000%, 5.1725%, 12/15/42ž,‡	5,304,000	5,289,591
BPR Trust 2023-BRK2 A, 6.8990%, 10/5/38ž,‡	7,145,000	7,320,074
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	9,912,470	10,032,715
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	3,827,000	3,804,348
BX Commercial Mortgage Trust 2019-OC11 B, 3.6050%, 12/9/41ž	804,000	761,188
BX Commercial Mortgage Trust 2019-OC11 C, 3.8560%, 12/9/41ž	2,229,000	2,111,716
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 1.1645%, 4.8375%, 2/15/36ž,‡	5,213,000	5,205,757
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 1.1645%, 4.8375%, 2/15/36ž,‡	6,853,553	6,849,262
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.1653%, 10/15/41ž,‡	9,099,742	9,099,685
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.2625%, 8/15/41ž,‡	3,491,553	3,491,441
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 6.5578%, 10/15/41ž,‡	10,411,568	10,466,812
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 4.9653%, 12/15/39ž,‡	4,746,186	4,744,299
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.3148%, 12/15/39ž,‡	3,282,348	3,282,348
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.1639%, 6/15/41ž,‡	8,689,450	8,635,417
BX Commercial Mortgage Trust 2024-VLT5 A, 5.0497%, 11/13/46ž,‡	7,201,000	7,139,928
BX Commercial Mortgage Trust 2024-VLT5 B, 5.4147%, 11/13/46ž,‡	1,493,000	1,490,167

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2025-ARIA A, 5.0311%, 12/13/42ž,‡	$10,344,000	$10,400,983
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 4.8225%, 2/15/35ž,‡	8,630,000	8,563,581
BX Commercial Mortgage Trust 2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.2730%, 7/15/42ž,‡	7,965,000	7,957,756
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 4.8163%, 3/15/30ž,‡	10,765,453	10,708,718
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.0660%, 3/15/30ž,‡	2,356,102	2,336,018
BX Commercial Mortgage Trust 2025-SPOT A, CME Term SOFR 1 Month + 1.4434%, 5.1159%, 4/15/40ž,‡	3,989,225	3,982,989
BX Commercial Mortgage Trust 2025-VLT7 A, CME Term SOFR 1 Month + 1.7000%, 5.3725%, 7/15/44ž,‡	16,788,000	16,701,161
BX Commercial Mortgage Trust 2026-CSMO A, CME Term SOFR 1 Month + 1.4000%, 5.0725%, 2/15/43ž,‡	7,500,000	7,492,268
BX Commercial Mortgage Trust 2026-CSMO B, CME Term SOFR 1 Month + 1.7000%, 5.3725%, 2/15/43ž,‡	2,565,000	2,563,926
BX Commercial Mortgage Trust 2026-CSMO C, CME Term SOFR 1 Month + 2.0000%, 5.6725%, 2/15/43ž,‡	1,607,000	1,605,246
BXHPP Trust 2021-FILM A, CME Term SOFR 1 Month + 0.7645%, 4.4375%, 8/15/36ž,‡	1,101,000	1,043,889
BXP Trust 2017-GM, 3.3790%, 6/13/39ž	1,140,000	1,120,925
Carlyle Global Markets Strategies 2023-2A A1R, CME Term SOFR 3 Month + 1.3200%, 4.9876%, 7/20/38ž,‡	11,418,000	11,426,103
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.3142%, 8/15/41ž,‡	5,952,000	5,911,560
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 5.9633%, 8/15/41ž,‡	4,376,181	4,355,493
Castle Hill INGOTS Ltd 2026-GATE3 A, 4.6945%, 2/10/43ž,‡	1,789,000	1,771,494
CBAMR Ltd 2018-5A A1R, CME Term SOFR 3 Month + 1.3400%, 5.4523%, 10/18/38ž,‡	5,299,000	5,300,265
CF Hippolyta Issuer LLC 2020-1 A1, 1.6900%, 7/15/60ž	2,964,337	2,488,355
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	305,814	194,901
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	4,300,919	3,472,679
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	1,655,880	995,072
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	5,427,878	5,349,416
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	15,629,236	15,193,871
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 2/25/50ž,‡	3,430,560	3,348,696
CIFC Funding Ltd 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9476%, 10/19/38ž,‡	8,828,000	8,828,000
Citigroup Mortgage Loan Trust Inc 2025-LTV1 A1, 5.2370%, 12/25/55ž,‡	7,034,127	7,006,236
Compass Datacenters Issuer II LLC 2024-2A A1, 5.0220%, 8/25/49ž	1,232,000	1,227,960
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50ž	21,254,000	21,251,381
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	7,338,000	7,331,805
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50ž	4,569,000	4,529,743
Connecticut Avenue Securities Trust 2021-R01 1M2, US 30 Day Average SOFR + 1.5500%, 5.2119%, 10/25/41ž,‡	224,124	224,463
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 5.3119%, 12/25/41ž,‡	2,882,857	2,885,537
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 6.6619%, 1/27/42ž,‡	4,498,631	4,545,464
Connecticut Avenue Securities Trust 2022-R04 1M2, US 30 Day Average SOFR + 3.1000%, 6.7619%, 3/25/42ž,‡	280,640	285,686
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 5.5619%, 4/25/42ž,‡	243,430	243,731
Connecticut Avenue Securities Trust 2022-R05 2M2, US 30 Day Average SOFR + 3.0000%, 6.6619%, 4/25/42ž,‡	2,737,000	2,772,478
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 5.3619%, 7/27/43ž,‡	1,494,806	1,498,126
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 5.6119%, 9/25/43ž,‡	563,083	564,467
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.1619%, 10/26/43ž,‡	1,100,114	1,100,578
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 4.7119%, 1/25/44ž,‡	1,300,737	1,300,558
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 4.8119%, 3/25/44ž,‡	750,387	749,696
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 4.7619%, 5/25/44ž,‡	553,309	553,446

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 4.7619%, 1/25/45ž,‡	$780,967	$779,765
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 4.8119%, 2/27/45ž,‡	1,369,756	1,369,141
Connecticut Avenue Securities Trust 2025-R05 2M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 7/25/45ž,‡	2,620,394	2,617,931
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60ž,Ç	1,917,495	1,922,215
COOPR Residential Mortgage Trust 2025-CES3 A1A, 4.8400%, 9/25/60ž,Ç	4,435,932	4,393,670
COOPR Residential Mortgage Trust 2025-CES4 A1A, 5.0400%, 11/25/60ž,Ç	1,857,372	1,849,209
COOPR Residential Mortgage Trust 2026-CES1 A1A, 4.8740%, 1/1/61ž,Ç	4,105,132	4,069,496
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	299,291	300,772
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 5.2322%, 10/15/36ž,‡	5,745,000	5,732,402
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	3,355,063	3,285,279
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	1,200,000	1,167,063
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	11,661,000	11,095,822
DATA Mortgage Trust 2024-CTR2 A, 5.2990%, 5/10/46ž,‡	2,393,509	2,356,843
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47ž	1,785,720	1,769,812
DB Master Finance LLC 2021-1A A23, 2.7910%, 11/20/51ž	1,239,005	1,087,343
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	1,656,475	1,553,270
DI Issuer LLC 2025-1A A2, 5.3100%, 12/15/55ž	2,917,000	2,913,443
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	4,917,000	4,808,066
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 4.9375%, 10/15/43ž,‡	2,133,961	2,106,685
Ellington Financial Mortgage Trust 2025-RTL1 A1, 5.2210%, 11/25/40ž,Ç	2,520,000	2,515,929
Elmwood CLO X Ltd 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%, 4.9676%, 7/20/38ž,‡	8,044,000	8,047,763
Fannie Mae REMICS 2018-27 EA, 3.0000%, 5/25/48	1,682,757	1,509,776
Fannie Mae REMICS 2019-71 P, 3.0000%, 11/25/49	2,182,660	1,953,246
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	2,340,620	2,386,946
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	3,182,121	3,178,790
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	3,552,137	3,576,879
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55ž,‡	3,974,700	3,988,034
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55ž,‡	1,699,082	1,699,872
FIGRE Trust 2025-HE5 A, 5.2850%, 8/25/55ž,‡	2,812,430	2,804,281
FIGRE Trust 2025-HE6 A, 5.0440%, 9/25/55ž,‡	2,117,475	2,099,257
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	3,290,357	3,185,762
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	4,942,104	4,283,775
Foundation Finance Trust 2025-3A A, 4.5600%, 8/15/52ž	3,899,528	3,871,607
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	595,458	592,654
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 5.7619%, 9/25/41ž,‡	1,806,722	1,812,809
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.0119%, 12/25/41ž,‡	5,815,797	5,850,524
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A, US 30 Day Average SOFR + 1.3000%, 4.9619%, 2/25/42ž,‡	194,042	194,194
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M2, US 30 Day Average SOFR + 3.7500%, 7.4119%, 2/25/42ž,‡	2,639,408	2,693,861
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M1B, US 30 Day Average SOFR + 2.9000%, 6.5619%, 4/25/42ž,‡	2,945,474	2,996,608
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M2, US 30 Day Average SOFR + 4.3500%, 8.0119%, 4/25/42ž,‡	1,531,289	1,576,687
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA4 M2, US 30 Day Average SOFR + 5.2500%, 8.9119%, 5/26/42ž,‡	530,719	552,658
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M2, US 30 Day Average SOFR + 6.7500%, 10.4119%, 6/25/42ž,‡	289,259	307,854
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M2, US 30 Day Average SOFR + 5.7500%, 9.4119%, 9/25/42ž,‡	1,248,097	1,326,562
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 5.7619%, 3/25/42ž,‡	758,354	759,651
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 5.7619%, 4/27/43ž,‡	1,153,408	1,164,085
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 5.6619%, 6/25/43ž,‡	69,883	69,969
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 5.5119%, 11/25/43ž,‡	1,433,351	1,439,943
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 5/25/44ž,‡	722,452	722,142
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 4.7119%, 1/25/45ž,‡	1,404,813	1,402,936

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 5/25/45ž,‡	$257,278	$257,025
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA3 M1, US 30 Day Average SOFR + 1.1000%, 4.7619%, 9/25/45ž,‡	209,498	209,119
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 4.8119%, 2/27/45ž,‡	2,952,250	2,949,663
FREMF Mortgage Trust 2023-K511 C, 5.6344%, 11/25/28ž,‡	1,838,000	1,726,855
FS Commercial Mortgage Trust 2026-ORL A, CME Term SOFR 1 Month + 1.3500%, 5.0225%, 2/15/41ž,‡	3,338,000	3,330,268
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	5,367,600	5,418,157
Golden Tree Loan Management US CLO1 Ltd 2023-17A AR, CME Term SOFR 3 Month + 1.2800%, 4.9476%, 1/20/39ž,‡	9,321,000	9,321,406
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 5.3638%, 5/15/41ž,‡	10,398,000	10,395,687
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.3296%, 11/25/41ž,‡	3,444,708	3,442,974
GS Mortgage-Backed Securities Trust 2025-CES2 A1, 5.1800%, 9/25/55ž,Ç	3,662,309	3,649,085
GS Mortgage-Backed Securities Trust 2026-CES1 A1, 4.8990%, 5/25/56ž,Ç	1,201,915	1,195,237
Hertz Vehicle Financing LLC 2025-5A A, 4.6200%, 5/25/30ž	3,672,000	3,661,963
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	4,070,000	4,070,879
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	5,717,000	5,717,623
Homeward Opportunities Fund I Trust 2025-RRTL2 A1, 5.2370%, 9/25/40ž,Ç	2,898,000	2,900,740
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	2,826,661	2,716,432
JP Morgan Mortgage Trust 2025-5MPR A1D, 5.5000%, 11/25/55ž,Ç	2,143,766	2,138,003
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 4.9725%, 3/15/42ž,‡	7,051,728	7,014,032
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	515,275	519,617
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	2,200,000	2,193,067
LEX Trust 2026-450 A, CME Term SOFR 1 Month + 1.3500%, 5.0000%, 3/15/43ž,‡	2,947,000	2,934,350
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	2,268,288	2,273,849
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	2,894,523	2,907,407
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	7,852,043	7,875,564
LHOME Mortgage Trust 2025-RTL3 A1, 5.2390%, 8/25/40ž,Ç	2,527,000	2,534,268
LHOME Mortgage Trust 2026-RTL1 A1, 4.9080%, 1/25/41ž,Ç	1,400,000	1,395,565
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 4.8875%, 3/15/38ž,‡	456,249	451,168
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 4.9678%, 5/15/39ž,‡	4,579,929	4,412,193
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	585,195	587,573
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.2711%, 10/16/37ž,‡	4,190,000	4,181,628
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.0276%, 7/20/37ž,‡	12,893,139	12,898,161
Madison Park Funding Ltd 2022-62A A1R2, CME Term SOFR 3 Month + 1.3000%, 4.9711%, 7/16/38ž,‡	9,017,000	9,019,254
Madison Park Funding Ltd 2025-73A A1, CME Term SOFR 3 Month + 1.3000%, 5.2630%, 10/18/38ž,‡	9,600,000	9,601,501
Magnetite CLO Ltd 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 4.9480%, 7/26/38ž,‡	6,846,000	6,845,992
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 4.6172%, 8/25/51ž,‡	2,628,344	2,457,299
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 4.6172%, 10/25/51ž,‡	3,343,353	3,127,118
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	2,410,598	2,370,839
Merchants Fleet Funding LLC 2025-1A A, 4.4900%, 1/20/39ž	2,628,000	2,627,057
Morgan Stanley Residential Mortgage Loan Trust 2025-SPL1 A1, US 30 Day Average SOFR + 1.4000%, 4.2500%, 2/25/65ž,‡	3,349,067	3,274,255
MVW Owner Trust 2025-2A A, 4.4800%, 10/20/44ž	1,271,280	1,249,101
Neuberger Berman CLO Ltd 2019-32RA A, CME Term SOFR 3 Month + 1.3100%, 4.9776%, 7/20/39ž,‡	8,069,700	8,074,126
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61ž	2,779,000	1,719,508
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	237,889	238,211
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	4,210,876	4,193,009
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	3,319,000	3,326,957
NRTH PARK Mortgage Trust 2025-PARK A, CME Term SOFR 1 Month + 1.3933%, 5.0658%, 10/15/40ž,‡	7,104,000	7,095,820
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	990,494	981,266

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	$3,704,553	$3,728,681
Oak Hill Credit Partners 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%, 4.9476%, 7/19/38ž,‡	8,534,000	8,533,881
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.2476%, 10/19/37ž,‡	6,022,000	5,996,001
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	2,894,966	2,642,700
Oaktree ABF Equipment ST LLC 2026-1A A2, 4.5000%, 10/17/33ž	1,901,000	1,900,131
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	1,616,000	1,611,711
Oasis Securitization 2025-1A A, 6.3550%, 8/15/39ž	5,006,000	5,009,567
OCP CLO Ltd 2025-44A A, CME Term SOFR 3 Month + 1.3000%, 4.9680%, 10/25/38ž,‡	4,302,000	4,303,142
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.2322%, 7/15/37ž,‡	900,034	898,474
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	1,213,112	1,051,099
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	3,210,158	2,759,195
PLYM Commercial Mortgage Trust 2026-IND A, CME Term SOFR 1 Month + 1.2500%, 4.9225%, 3/15/43ž,‡	4,160,000	4,137,755
PNW Trust 2026-ARTE A, CME Term SOFR 1 Month + 1.7113%, 5.3863%, 4/16/29ž,‡	5,431,000	5,417,341
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	4,064,828	4,014,737
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	4,403,516	4,354,947
Pretium Mortgage Credit Partners LLC 2025-RPL5 A1, 4.1500%, 1/25/70ž,Ç	7,241,934	7,030,257
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	1,604,812	1,575,893
PRP Advisors LLC 2025-RCF4 A1, 4.5000%, 8/25/55ž,Ç	2,747,957	2,719,114
PRP Advisors LLC 2025-RPL4 A1, 3.0000%, 5/25/55ž,Ç	5,645,947	5,439,167
QTS Issuer ABS I LLC 2025-1A A2, 5.4390%, 5/25/55ž	11,073,000	10,947,685
QTS Issuer ABS II 2026-5A A2, 6.1780%, 3/5/56ž	6,638,000	6,605,367
QTS Issuer ABS II LLC 2025-1A A2, 5.0440%, 10/5/55ž	7,982,000	7,798,216
Research-Driven Pagaya Motor Asset Trust I 2026-R1A A, 5.6590%, 7/25/34ž	2,469,000	2,473,271
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	6,444,837	6,630,316
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	3,432,313	3,536,526
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	1,958,262	1,980,200
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	2,810,668	2,830,092
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	6,625,667	6,663,584
Saluda Grade Alternative Mortgage Trust 2025-LOC5 A1A, CME Term SOFR 1 Month + 1.6000%, 5.2786%, 10/25/55ž,‡	5,197,408	5,203,396
Saluda Grade Alternative Mortgage Trust 2025-RRTL1 A1, 5.3200%, 10/25/40ž,Ç	3,900,000	3,883,805
Saluda Grade Alternative Mortgage Trust 2026-HB1 A1A, CME Term SOFR 1 Month + 1.4000%, 5.0786%, 4/25/56ž,‡	3,517,437	3,512,689
Saluda Grade Alternative Mortgage Trust 2026-RTL7 A1, 5.7490%, 3/25/31ž,Ç	7,930,000	7,849,578
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32ž	237,942	238,471
SCF Equipment Trust LLC 2025-2A A2, 4.2600%, 12/22/31ž	2,117,000	2,116,403
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 4.8725%, 3/15/35ž,‡	10,048,000	10,007,651
SEB Funding LLC 2026-1A A2, 6.6650%, 1/30/56ž	4,786,000	4,756,546
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.2148%, 11/15/34ž,‡	883,547	883,013
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	474,336	424,457
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	180,788	162,547
SF ABS Issuer LLC 2025-1A A2, 5.3770%, 11/25/55ž	12,936,000	12,468,767
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.0497%, 7/21/37ž,‡	8,897,000	8,899,448
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 4.6730%, 1/15/39ž,‡	11,242,000	11,227,988
Stack Infrastructure Issuer LLC 2026-1A A2, 5.0000%, 3/27/56ž	6,362,000	6,153,183
SV RNO Property Owner 1 LLC, 5.8750%, 3/1/31ž	16,285,000	16,097,601
Switch ABS Issuer LLC 2026-1A A21, 5.6090%, 3/27/56ž	6,570,000	6,581,929
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	6,538,537	6,047,010
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 4.9656%, 4/15/42ž,‡	2,757,000	2,740,587
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.0397%, 10/21/37ž,‡	9,000,000	9,003,929
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38ž,‡	5,052,469	5,380,837
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	1,863,415	1,878,718
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	2,600,000	2,603,752
Towd Point Mortgage Trust 2025-FIX2 A1, 5.2490%, 10/25/65ž,Ç	7,654,549	7,630,370
Trackside Rail LLC 2026-1A A, 4.8900%, 3/20/56ž	5,419,000	5,293,176
TVC Mortgage Trust 2026-RRTL1 A1, 4.9640%, 2/25/41ž,Ç	3,290,000	3,277,764
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33ž,‡	8,090,504	8,414,589

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 4.5672%, 8/25/51ž,‡	$3,160,793	$2,949,810
UPG HI Issuer Trust 2025-2 A, 5.0000%, 9/25/47ž	2,183,272	2,178,652
US Bank National Association 2026-RVM1 B1, 4.9590%, 12/25/46ž	3,117,000	3,101,624
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	3,097,000	2,958,648
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 4.6875%, 7/15/39ž,‡	2,382,000	2,335,204
VB-S1 Issuer LLC 2026-1A C2, 4.6930%, 3/15/56ž	3,005,000	2,947,959
Vista Point Securitization Trust 2026-CES1 A1, 5.0350%, 2/25/56ž,Ç	2,888,352	2,856,568
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.2176%, 7/20/37ž,‡	3,637,684	3,631,106
Wells Fargo Commercial Mortgage Trust 2025-VTT A, 4.7603%, 3/15/38ž,‡	10,219,000	10,220,593
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	1,268,467	1,174,470
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	3,528,028	3,116,333
Wendy's Funding LLC 2022-1A A2II, 4.5350%, 3/15/52ž	765,953	729,486
Wendy's Funding LLC 2025-1A A2I, 5.4220%, 12/15/55ž	4,570,959	4,547,656
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	101,109	100,615
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 4.4619%, 7/25/51ž,‡	2,340,241	2,177,377
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	1,018,390	1,017,602
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	1,599,056	1,605,345
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	4,253,557	4,280,365
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	4,976,480	4,995,847
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	4,004,069	3,999,973
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	6,126,229	6,109,085
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	1,171,934	1,175,355
Woodward Capital Management 2025-CES10 A1A, 4.8940%, 11/25/55ž,Ç	2,625,089	2,604,849
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	2,513,448	2,522,123
Woodward Capital Management 2025-CES7 A1A, 5.3770%, 7/25/55ž,Ç	2,658,543	2,659,924
Woodward Capital Management 2025-CES8 A1A, 5.1477%, 8/25/55ž,‡	4,789,131	4,778,588
Woodward Capital Management 2025-CES9 A1A, 4.7950%, 9/25/55ž,Ç	1,889,299	1,871,530
Woodward Capital Management 2026-CES2 A1A, 4.7620%, 2/1/56ž,Ç	3,021,374	2,987,879
Woodward Capital Management 2026-CES2 A1B, 4.8630%, 2/1/56ž,Ç	832,460	824,778
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,081,675,263)		1,077,648,733
Bank Loans and Mezzanine Loans – 0.9%
Basic Industry – 0%
Qnity Electronics Inc, CME Term SOFR 1 Month + 2.0000%, 5.6677%, 11/1/32‡	2,735,000	2,728,163
Capital Goods – 0.3%
CompoSecure Holdings LLC, CME Term SOFR 1 Month + 2.2500%, 5.9281%, 1/14/33‡	932,000	927,927
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.2500%, 5.9227%, 5/31/30‡	3,044,931	3,039,602
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.2500%, 5.9496%, 8/4/31‡	14,447,751	14,411,632
TransDigm Group Inc, CME Term SOFR 1 Month + 2.5000%, 6.1677%, 8/19/32‡	7,183,900	7,182,176
		25,561,337
Consumer Non-Cyclical – 0.1%
Medline Borrower LP, CME Term SOFR 1 Month + 1.7500%, 5.4177%, 10/23/30‡	8,033,134	8,041,890
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 1.7500%, 5.4177%, 9/30/31‡	5,175,487	5,157,839
Lightning Power LLC, CME Term SOFR 1 Month + 2.2500%, 5.9177%, 8/18/31‡	9,464,200	9,474,516
Talen Energy Supply LLC, CME Term SOFR 1 Month + 2.0000%, 5.6677%, 11/25/32‡	6,384,347	6,383,198
		21,015,553
Technology – 0.1%
Galileo Parent Inc, CME Term SOFR 6 Month + 4.5000%, 8.1183%, 3/3/33‡	5,539,849	5,422,127
Transportation – 0.2%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 5.4496%, 4/10/31‡	12,928,373	12,857,008
Total Bank Loans and Mezzanine Loans (cost $75,620,231)		75,626,078
Corporate Bonds – 10.9%
Banking – 2.7%
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	16,431,000	16,744,042
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	6,100,000	6,387,682
Bank of America Corp, SOFR + 1.6970%, 5.7440%, 2/12/36‡	27,060,000	27,527,345
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	6,330,000	6,991,464
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	8,321,000	8,522,771
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	6,214,000	6,320,598

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Banking – (continued)
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	$11,561,000	$11,505,269
Citigroup Inc, SOFR + 1.1710%, 4.5030%, 9/11/31‡	3,290,000	3,252,606
Citigroup Inc, SOFR + 2.0560%, 5.8270%, 2/13/35‡	17,397,000	17,625,558
Citigroup Inc, SOFR + 1.4880%, 5.1740%, 9/11/36‡	2,832,000	2,807,340
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.0010%, 6.6250%‡,μ	4,527,000	4,530,396
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	4,170,000	4,782,357
Goldman Sachs Group Inc, SOFR + 0.9600%, 4.5160%, 1/21/32‡	3,832,000	3,773,914
Goldman Sachs Group Inc, SOFR + 1.3800%, 5.5360%, 1/28/36‡	7,598,000	7,723,260
Goldman Sachs Group Inc, SOFR + 1.1900%, 5.0650%, 1/21/37‡	3,832,000	3,746,440
JPMorgan Chase & Co, SOFR + 1.0100%, 5.1400%, 1/24/31‡	7,304,000	7,437,673
Morgan Stanley, SOFR + 0.9500%, 4.4930%, 1/16/32‡	11,029,000	10,843,584
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	5,523,000	4,965,940
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	6,139,000	6,228,993
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡	8,439,000	8,468,268
PNC Financial Services Group Inc/The, SOFR + 1.0720%, 5.2220%, 1/29/31‡	2,125,000	2,167,702
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	6,227,000	6,879,403
PNC Financial Services Group Inc/The, SOFR + 1.5990%, 5.4010%, 7/23/35‡	7,392,000	7,485,842
Societe Generale SA, US Treasury Yield Curve Rate 1 Year + 1.2000%, 5.5000%, 4/13/29ž,‡	4,851,000	4,923,469
Societe Generale SA, US Treasury Yield Curve Rate 1 Year + 1.6000%, 6.1000%, 4/13/33ž,‡	11,950,000	12,415,142
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	6,844,000	7,008,952
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	7,145,000	7,249,087
US Bancorp, SOFR + 1.4110%, 5.4240%, 2/12/36‡,#	7,864,000	8,035,826
US Bancorp, US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	6,449,000	5,575,420
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	6,151,000	6,270,214
		238,196,557
Basic Industry – 0.1%
First Quantum Minerals Ltd, 6.3750%, 2/15/36ž	3,946,000	3,796,118
Qnity Electronics Inc, 5.7500%, 8/15/32ž	3,406,000	3,410,057
		7,206,175
Brokerage – 0.7%
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	4,873,000	5,009,230
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	12,094,000	11,959,620
Jane Street Group / JSG Finance Inc, 6.7500%, 5/1/33ž	9,862,000	10,005,670
LPL Holdings Inc, 6.7500%, 11/17/28	10,435,000	10,932,739
LPL Holdings Inc, 5.2000%, 3/15/30	2,938,000	2,959,529
LPL Holdings Inc, 5.1500%, 6/15/30	4,736,000	4,756,605
LPL Holdings Inc, 6.0000%, 5/20/34	6,846,000	6,982,590
LPL Holdings Inc, 5.6500%, 3/15/35	4,920,000	4,877,855
LPL Holdings Inc, 5.7500%, 6/15/35	5,874,000	5,850,755
		63,334,593
Capital Goods – 0.1%
Eaton Corp, 4.2000%, 3/6/31	2,160,000	2,128,748
Quikrete Holdings Inc, 6.3750%, 3/1/32ž	5,502,000	5,579,045
TransDigm Inc, 6.2500%, 1/31/34ž	1,025,000	1,036,307
TransDigm Inc, 6.7500%, 1/31/34ž	3,509,000	3,554,985
		12,299,085
Communications – 0.4%
AppLovin Corp, 5.3750%, 12/1/31	6,587,000	6,651,631
AppLovin Corp, 5.5000%, 12/1/34	13,359,000	13,248,400
AppLovin Corp, 5.9500%, 12/1/54	6,733,000	6,115,839
ROBLOX Corp, 3.8750%, 5/1/30ž	10,408,000	9,781,259
		35,797,129
Consumer Cyclical – 0.7%
Carnival Corp, 5.7500%, 8/1/32ž	7,105,000	7,102,689
Cyprium Corp / Cyprium Holdings Luxembourg Sarl, 6.1250%, 4/15/31ž	4,170,000	4,110,859
Cyprium Corp / Cyprium Holdings Luxembourg Sarl, 6.3750%, 4/15/34ž	2,700,000	2,620,733
Flutter Treasury DAC, 5.8750%, 6/4/31ž	3,621,000	3,587,289
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	3,812,000	4,004,295
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	344,000	346,984
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	4,841,000	5,098,672
GLP Capital LP / GLP Financing II Inc, 5.6250%, 9/15/34	5,014,000	4,935,733
GLP Capital LP / GLP Financing II Inc, 5.6250%, 3/1/36	3,145,000	3,058,821
KB Home, 4.0000%, 6/15/31	2,516,000	2,319,698
NCL Corporation Ltd, 5.8750%, 1/15/31ž	12,899,000	12,532,228

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
NCL Corporation Ltd, 6.2500%, 9/15/33ž,#	$7,997,000	$7,759,796
VICI Properties LP, 5.6250%, 4/1/35	5,593,000	5,566,899
		63,044,696
Consumer Non-Cyclical – 1.0%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	4,757,000	4,816,572
CVS Health Corp, 5.0000%, 9/15/32	2,820,000	2,822,261
CVS Health Corp, 5.2500%, 2/21/33	999,000	1,010,415
CVS Health Corp, 5.7000%, 6/1/34	5,130,000	5,272,069
CVS Health Corp, 5.4500%, 9/15/35	5,014,000	5,033,497
CVS Health Corp, 4.7800%, 3/25/38	11,256,000	10,372,830
CVS Health Corp, 6.2000%, 9/15/55	2,902,000	2,874,453
Diageo Capital PLC, 2.1250%, 4/29/32	2,398,000	2,068,612
HCA Inc, 3.6250%, 3/15/32	3,617,000	3,361,263
HCA Inc, 5.6000%, 4/1/34	5,683,000	5,803,722
Maple Parent Holdings Corp, 5.7000%, 3/26/36ž	2,592,000	2,575,380
Maple Parent Holdings Corp, 6.6250%, 3/26/56ž	1,610,000	1,594,265
Solventum Corp, 5.4500%, 3/13/31	10,557,000	10,831,162
Solventum Corp, 5.6000%, 3/23/34	13,920,000	14,230,563
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36	2,845,000	2,931,243
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 12/1/32	5,206,000	5,343,126
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	4,167,000	4,219,883
		85,161,316
Electric – 1.0%
Alpha Generation LLC, 6.2500%, 1/15/34ž	9,467,000	9,299,847
American Electric Power Co Inc, US Treasury Yield Curve Rate 5 Year + 2.1280%, 5.8000%, 3/15/56‡	3,569,000	3,525,512
American Electric Power Co Inc, US Treasury Yield Curve Rate 5 Year + 1.9400%, 6.0500%, 3/15/56‡	2,855,000	2,829,519
Duke Energy Corp, 5.4500%, 6/15/34	12,350,000	12,623,435
Exelon Corp, 5.4500%, 3/15/34	6,072,000	6,207,532
NRG Energy Inc, 4.7340%, 10/15/30ž	7,282,000	7,211,193
NRG Energy Inc, 5.7500%, 1/15/34ž	3,913,000	3,859,879
NRG Energy Inc, 6.0000%, 1/15/36ž	7,330,000	7,263,349
Talen Energy Supply LLC, 6.2500%, 2/1/34ž	6,610,000	6,536,354
Talen Energy Supply LLC, 6.5000%, 2/1/36ž	10,849,000	10,924,191
Vistra Operations Co LLC, 4.7000%, 1/31/31ž	1,402,000	1,379,427
Vistra Operations Co LLC, 5.3500%, 1/31/36ž	2,758,000	2,697,858
Xcel Energy Inc, 5.6000%, 4/15/35	4,187,000	4,255,051
Xcel Energy Inc, US Treasury Yield Curve Rate 5 Year + 2.1680%, 5.7500%, 12/3/56‡	5,397,000	5,268,432
		83,881,579
Energy – 1.2%
Antero Resources Corp, 5.4000%, 2/1/36	11,731,000	11,535,819
Cheniere Energy Inc, 5.6500%, 4/15/34	7,295,000	7,510,398
Civitas Resources Inc, 8.6250%, 11/1/30ž	1,877,000	1,980,396
Civitas Resources Inc, 8.7500%, 7/1/31ž,#	5,512,000	5,761,650
Civitas Resources Inc, 9.6250%, 6/15/33ž	8,629,000	9,532,638
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33ž	4,304,000	4,534,975
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43ž	868,000	906,291
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53ž	4,489,000	4,709,121
DT Midstream Inc, 4.1250%, 6/15/29ž	8,843,000	8,656,947
DT Midstream Inc, 4.3750%, 6/15/31ž	14,397,000	13,877,728
DT Midstream Inc, 4.3000%, 4/15/32ž	2,519,000	2,403,147
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	3,621,000	3,610,360
Hess Midstream Operations LP, 4.2500%, 2/15/30ž	5,338,000	5,129,483
Occidental Petroleum Corp, 8.8750%, 7/15/30	3,602,000	4,100,074
Sunoco LP, 7.0000%, 5/1/29ž	7,825,000	8,026,556
Sunoco LP, 5.6250%, 3/15/31ž	2,711,000	2,698,565
Sunoco LP, 7.2500%, 5/1/32ž	4,408,000	4,560,821
Viper Energy Partners LLC, 4.9000%, 8/1/30	2,159,000	2,157,575
Viper Energy Partners LLC, 5.7000%, 8/1/35	5,742,000	5,786,845
		107,479,389
Finance Companies – 0.5%
Blackstone Private Credit Fund, 7.3000%, 11/27/28	5,166,000	5,271,717
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	3,051,000	3,125,519
OWL Rock Core Income Corp, 4.7000%, 2/8/27	877,000	867,086
Rocket Cos Inc, 6.1250%, 8/1/30ž	3,459,000	3,490,916
Rocket Cos Inc, 6.3750%, 8/1/33ž	14,496,000	14,651,745

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Finance Companies – (continued)
Takeoff Merger Sub Inc, 4.8500%, 3/24/31ž	$9,371,000		$9,253,813
Takeoff Merger Sub Inc, 5.5000%, 3/24/36ž	2,749,000		2,708,064
			39,368,860
Financial Institutions – 0.1%
Atlas Warehouse Lending Co LP, 4.6250%, 11/15/28ž	2,056,000		2,024,886
Atlas Warehouse Lending Co LP, 4.9500%, 11/15/30ž	3,242,000		3,180,144
Atlas Warehouse Lending Co LP, 5.2500%, 1/15/33ž	1,872,000		1,812,978
			7,018,008
Insurance – 0.7%
Aon North America Inc, 5.4500%, 3/1/34	15,757,000		16,091,587
Asurion LLC / Asurion Co-Issuer Inc, 8.0000%, 12/31/32ž	5,405,000		5,607,406
Athene Global Funding, 2.6460%, 10/4/31ž	5,823,000		5,048,911
Centene Corp, 4.2500%, 12/15/27	8,923,000		8,765,194
Health Care Service Corp, 5.2000%, 6/15/29ž	5,028,000		5,100,051
Health Care Service Corp, 2.2000%, 6/1/30ž	4,729,000		4,278,206
Health Care Service Corp, 5.4500%, 6/15/34ž	11,338,000		11,344,000
Humana Inc, 5.8750%, 3/1/33	1,812,000		1,851,471
Humana Inc, 5.9500%, 3/15/34	4,950,000		5,047,916
			63,134,742
Professional Services – 0.2%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	7,687,000		7,844,661
Booz Allen Hamilton Inc, 5.9500%, 4/15/35	11,859,000		11,955,699
			19,800,360
Technology – 1.4%
APLD ComputeCo 2 LLC, 6.7500%, 3/15/31ž	8,148,000		8,088,675
Black Pearl Compute LLC, 6.1250%, 2/15/31ž	7,882,000		8,022,276
CACI International Inc, 6.3750%, 6/15/33ž	2,923,000		2,975,398
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	2,126,000		2,133,974
Equinix Asia Financing Corp Pte Ltd, 4.4000%, 3/15/31	4,743,000		4,642,900
Equinix Europe 2 Financing Corporation LLC, 4.7000%, 3/15/33	9,739,000		9,472,275
Foundry JV Holdco LLC, 5.9000%, 1/25/33ž	1,844,000		1,895,838
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	8,628,000		8,735,831
Foundry JV Holdco LLC, 6.2500%, 1/25/35ž	1,844,000		1,931,377
Marvell Technology Inc, 1.6500%, 4/15/26	3,675,000		3,670,898
MSCI Inc, 4.0000%, 11/15/29ž	1,463,000		1,421,025
Oracle Corp, 5.3500%, 5/4/33	4,034,000		3,927,014
Oracle Corp, 5.5000%, 8/3/35	2,134,000		2,037,107
Oracle Corp, 5.2000%, 9/26/35	6,585,000		6,176,697
Oracle Corp, 5.7000%, 2/4/36	4,171,000		4,010,368
Oracle Corp, 5.9500%, 9/26/55	4,150,000		3,491,273
Oracle Corp, 6.1000%, 9/26/65	7,356,000		6,099,459
Oracle Corp, 6.8500%, 2/4/66	2,959,000		2,720,274
Salesforce Inc, 4.9000%, 9/15/31	11,015,000		10,999,400
Salesforce Inc, 5.2000%, 3/15/33	8,286,000		8,271,850
Salesforce Inc, 5.5500%, 3/15/36	8,730,000		8,702,844
Salesforce Inc, 6.4000%, 3/15/46	1,617,000		1,628,194
Salesforce Inc, 6.5500%, 3/15/56	5,497,000		5,516,070
Workday Inc, 3.8000%, 4/1/32	4,129,000		3,832,805
			120,403,822
Transportation – 0.1%
GXO Logistics Inc, 1.6500%, 7/15/26	4,255,000		4,216,865
Total Corporate Bonds (cost $947,994,145)			950,343,176
Foreign Government Bonds – 0.9%
United Kingdom Gilt, 4.1250%, 3/7/31 (cost $79,644,218)	59,139,200	GBP	77,056,045
Mortgage-Backed Securities – 7.9%
Fannie Mae:
2.5000%, TBA, 30 Year Maturity	24,525,199		20,627,311
3.0000%, TBA, 30 Year Maturity	692,000		608,382
4.5000%, TBA, 30 Year Maturity	14,976,629		14,441,364
5.0000%, TBA, 30 Year Maturity	45,711,393		45,014,294
6.0000%, TBA, 30 Year Maturity	26,804,908		27,312,325
6.0000%, TBA, 30 Year Maturity	6,745,092		6,864,615
			114,868,291
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	132,715		127,858
BO4725, 2.5000%, 11/1/34	136,106		129,281
BO7717, 3.0000%, 11/1/34	63,892		61,627
BO5957, 3.0000%, 12/1/34	82,281		79,203
FS3713, 2.5000%, 12/1/36	8,494,080		8,075,684

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
995757, 6.0000%, 2/1/37	$36,846	$38,630
AL6997, 4.5000%, 11/1/42	204,437	203,477
AB7563, 3.0000%, 1/1/43	139,206	128,236
MA1363, 3.0000%, 2/1/43	31,389	28,797
AT2957, 3.0000%, 5/1/43	307,630	280,975
AL5942, 5.0000%, 7/1/44	22,915	23,123
AL5887, 4.5000%, 10/1/44	489,597	485,586
AL6542, 4.5000%, 3/1/45	800,845	794,284
AL6842, 4.0000%, 5/1/45	181,871	175,246
AL7381, 4.5000%, 6/1/45	424,827	421,770
BM3912, 3.0000%, 3/1/47	1,022,060	926,271
CA0108, 3.5000%, 8/1/47	173,297	162,453
BH1902, 3.5000%, 12/1/47	70,643	66,223
BM3282, 3.5000%, 12/1/47	51,146	47,946
BJ4559, 3.5000%, 1/1/48	478,480	447,129
BJ4566, 4.0000%, 1/1/48	1,778,326	1,713,813
BJ4567, 4.0000%, 1/1/48	1,757,679	1,692,111
CA4646, 3.0000%, 2/1/48	532,463	483,969
BJ5170, 3.5000%, 3/1/48	85,160	79,859
BK1964, 4.0000%, 3/1/48	530,259	510,357
BK3211, 4.5000%, 3/1/48	22,835	22,401
BJ9181, 5.0000%, 5/1/48	481,124	484,037
BN0012, 4.5000%, 8/1/48	12,607	12,367
MA3521, 4.0000%, 11/1/48	1,457,119	1,390,672
BN3899, 4.0000%, 12/1/48	217,065	207,167
FM3664, 4.0000%, 3/1/49	757,377	722,839
CA3683, 4.5000%, 6/1/49	85,110	83,212
CA4035, 4.5000%, 8/1/49	125,774	122,969
MA3774, 3.0000%, 9/1/49	3,752,071	3,352,397
BO2983, 3.0000%, 9/1/49	145,221	130,930
MA3908, 4.5000%, 1/1/50	178,828	174,853
CA5573, 4.0000%, 4/1/50	588,600	561,047
MA4079, 3.0000%, 7/1/50	1,954,520	1,739,036
BM7069, 4.5000%, 7/1/50	3,982,194	3,819,144
CA6635, 2.5000%, 8/1/50	17,372,290	14,975,016
BK2913, 2.5000%, 8/1/50	492,306	425,129
FM5076, 4.0000%, 8/1/50	517,962	493,716
FS2713, 4.5000%, 10/1/50	2,973,663	2,917,074
FS5362, 4.5000%, 12/1/50	3,928,810	3,854,045
20510201, 2.5000%, 2/1/51	5,590,743	4,712,872
FS2546, 4.0000%, 3/1/51	118,770	113,354
20510401, 3.0000%, 4/1/51	511,196	455,342
20510501, 2.5000%, 5/1/51	1,577,342	1,329,095
MA4378, 2.0000%, 7/1/51	18,261,871	14,818,001
FS0359, 2.5000%, 1/1/52	3,183,765	2,728,722
CB2681, 3.5000%, 1/1/52	1,540,962	1,435,039
FS0662, 2.5000%, 2/1/52	15,655,443	13,408,164
CB2750, 2.5000%, 2/1/52	8,351,158	7,097,483
20520201, 2.5000%, 2/1/52	5,029,879	4,239,295
CB2907, 3.5000%, 2/1/52	4,171,118	3,884,080
CB3043, 2.5000%, 3/1/52	6,652,472	5,697,535
FS5988, 2.5000%, 3/1/52	6,476,772	5,536,302
FS1081, 2.5000%, 3/1/52	6,437,064	5,506,330
CB3042, 2.5000%, 3/1/52	2,403,190	2,058,440
BT2256, 2.5000%, 3/1/52	602,174	514,920
BV2965, 2.5000%, 3/1/52	468,068	400,390
BV5152, 2.5000%, 3/1/52	457,836	392,116
BV2962, 2.5000%, 3/1/52	201,004	172,055
BV4144, 3.0000%, 3/1/52	2,939,068	2,615,289
FS1184, 3.5000%, 3/1/52	2,880,610	2,675,224
CB3240, 3.0000%, 4/1/52	6,721,334	5,976,403
BV5379, 3.0000%, 4/1/52	2,579,788	2,302,412
BV5380, 3.0000%, 4/1/52	2,223,309	1,978,122
FS1301, 3.5000%, 4/1/52	1,128,281	1,040,249
BV5393, 3.5000%, 4/1/52	1,125,311	1,044,544
BV4203, 3.5000%, 4/1/52	397,475	368,947
BV8484, 3.5000%, 4/1/52	392,932	364,730
BV6879, 4.5000%, 4/1/52	342,286	331,866
BV7632, 4.5000%, 4/1/52	262,983	254,978

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
BW0081, 4.5000%, 4/1/52	$193,582	$187,671
BV7132, 4.5000%, 4/1/52	136,256	132,095
BW0072, 4.5000%, 4/1/52	114,908	111,400
BV7131, 4.5000%, 4/1/52	108,774	105,450
FS6926, 2.5000%, 5/1/52	16,541,289	14,160,162
CB3501, 3.5000%, 5/1/52	1,910,222	1,764,699
FS3377, 4.0000%, 5/1/52	2,714,229	2,590,455
BW0343, 4.5000%, 5/1/52	534,010	517,704
FS2144, 3.5000%, 6/1/52	4,137,985	3,842,948
FS5491, 3.0000%, 7/1/52	6,418,641	5,700,496
FS5339, 3.0000%, 7/1/52	3,814,679	3,387,876
CB4329, 3.5000%, 7/1/52	362,511	336,664
BW7369, 5.0000%, 10/1/52	1,846,566	1,841,705
BW1288, 5.0000%, 10/1/52	841,584	837,693
BT8021, 5.0000%, 1/1/53	1,066,165	1,063,358
BX5759, 5.0000%, 1/1/53	374,382	373,246
BX5969, 5.0000%, 2/1/53	437,968	436,411
BX8071, 5.0000%, 3/1/53	225,679	224,710
BX7860, 5.5000%, 3/1/53	157,914	160,939
BX9351, 5.0000%, 4/1/53	500,743	498,593
BY0782, 5.5000%, 4/1/53	93,261	95,370
BY1920, 5.0000%, 5/1/53	272,914	271,742
BY1896, 5.5000%, 5/1/53	170,628	173,361
BY0866, 5.5000%, 5/1/53	87,564	89,128
BY3263, 5.0000%, 6/1/53	388,251	386,584
BY2783, 5.0000%, 6/1/53	300,495	299,205
BY4284, 5.5000%, 6/1/53	160,266	163,974
CB6686, 4.5000%, 7/1/53	1,823,796	1,783,405
BY6374, 5.5000%, 7/1/53	425,411	432,225
BY7004, 5.5000%, 7/1/53	147,466	150,878
CB6851, 4.5000%, 8/1/53	1,623,233	1,587,133
BY6690, 5.0000%, 8/1/53	322,093	320,948
CB7112, 5.5000%, 9/1/53	7,250,766	7,411,313
CB7430, 5.5000%, 11/1/53	2,360,107	2,414,361
20540101, 2.5000%, 1/1/54	2,813,645	2,383,117
FS8037, 6.0000%, 1/1/54	2,216,133	2,305,757
CB8134, 5.5000%, 3/1/54	4,326,270	4,420,149
FS7607, 6.0000%, 3/1/54	1,889,593	1,955,361
FS7643, 6.0000%, 4/1/54	4,641,276	4,824,283
CB8543, 6.0000%, 5/1/54	12,370,638	12,775,669
20551001, 6.0000%, 10/1/55	1,467,279	1,508,524
20551201, 5.0000%, 12/1/55	8,409,507	8,389,574
BF0130, 3.5000%, 8/1/56	2,287,268	2,098,341
BF0167, 3.0000%, 2/1/57	2,306,614	2,000,185
BF0189, 3.0000%, 6/1/57	42,480	36,759
BF0619, 2.5000%, 3/1/62	17,426,596	14,268,771
BF0598, 2.5000%, 3/1/62	5,538,418	4,614,719
		261,559,369
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	421,765	402,979
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	1,360,597	1,332,465
ZK8962, 3.0000%, 9/1/32	348,002	338,156
ZK9009, 3.0000%, 10/1/32	180,693	175,326
ZK9163, 3.0000%, 1/1/33	229,588	222,873
SB0040, 2.5000%, 12/1/33	1,522,007	1,468,126
QN0786, 3.0000%, 10/1/34	435,398	419,328
QN0783, 3.0000%, 10/1/34	197,134	189,683
SB0116, 2.5000%, 11/1/34	505,691	480,515
QN0951, 2.5000%, 11/1/34	130,770	124,197
SB0866, 2.5000%, 6/1/37	6,441,406	6,089,307
ZS3695, 6.0000%, 4/1/40	524,035	551,353
ZT1145, 4.5000%, 5/1/44	146,452	145,398
ZT1257, 3.0000%, 1/1/46	92,437	84,842
ZM1434, 3.5000%, 7/1/46	382,291	358,137
ZT1633, 4.0000%, 3/1/47	197,972	191,086
ZT0534, 3.5000%, 12/1/47	1,240,658	1,159,045
ZM5707, 3.5000%, 2/1/48	461,862	430,781
ZM5945, 4.0000%, 3/1/48	426,628	410,616

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
ZM5865, 4.5000%, 3/1/48	$21,075	$20,674
ZM6276, 4.0000%, 4/1/48	491,206	472,035
ZM6220, 4.0000%, 4/1/48	472,583	451,032
ZM6427, 4.0000%, 5/1/48	844,515	806,003
ZM7182, 4.5000%, 7/1/48	128,523	126,077
ZM7926, 5.0000%, 9/1/48	28,539	28,710
ZT1320, 4.0000%, 11/1/48	130,363	124,419
SI2017, 4.0000%, 12/1/48	1,580,024	1,507,966
ZN2165, 4.5000%, 12/1/48	423,161	418,695
ZA7158, 4.5000%, 6/1/49	125,444	122,867
RA1087, 4.5000%, 7/1/49	822,810	805,907
RA1088, 4.5000%, 7/1/49	163,354	159,711
QA2159, 3.0000%, 8/1/49	197,734	174,191
RA1188, 4.5000%, 8/1/49	825,544	808,585
QA4936, 3.0000%, 12/1/49	223,118	198,870
QA5622, 3.0000%, 12/1/49	170,761	152,202
RA1999, 4.5000%, 1/1/50	582,629	570,660
SD8040, 4.5000%, 1/1/50	138,315	135,240
QA8274, 3.5000%, 3/1/50	138,440	127,717
SD1551, 4.0000%, 3/1/50	1,553,560	1,482,714
SE9056, 4.5000%, 3/1/50	1,730,012	1,653,654
QB1708, 2.5000%, 8/1/50	235,340	203,300
QB2976, 2.5000%, 8/1/50	105,923	91,469
QB3353, 2.5000%, 9/1/50	451,051	389,363
SD1143, 4.5000%, 9/1/50	4,451,748	4,367,032
RA5285, 2.5000%, 5/1/51	11,799,554	10,057,475
SD1137, 2.5000%, 6/1/51	5,442,105	4,681,002
QC5848, 2.5000%, 8/1/51	13,739,221	11,702,251
RA5906, 2.5000%, 9/1/51	9,534,898	8,165,301
SD0688, 2.5000%, 10/1/51	12,025,894	10,283,385
SD7548, 2.5000%, 11/1/51	3,727,736	3,200,723
QD6087, 2.5000%, 1/1/52	1,017,984	873,079
QD4842, 2.5000%, 1/1/52	631,144	540,739
QD7069, 2.5000%, 2/1/52	1,578,234	1,351,685
QD9513, 2.5000%, 2/1/52	1,094,105	933,062
QD6554, 3.0000%, 2/1/52	815,761	725,988
QD6555, 3.0000%, 2/1/52	553,205	493,850
SD0931, 2.5000%, 3/1/52	8,440,062	7,206,655
QD8288, 2.5000%, 3/1/52	266,462	227,934
QD9182, 3.0000%, 3/1/52	785,334	700,985
QE0318, 4.5000%, 3/1/52	91,189	88,413
SD0943, 3.5000%, 4/1/52	1,689,651	1,573,376
QE1073, 3.5000%, 4/1/52	252,858	234,709
QD9191, 3.5000%, 4/1/52	194,612	180,644
SD8212, 2.5000%, 5/1/52	4,230,607	3,583,253
SD3493, 2.5000%, 5/1/52	3,478,093	2,976,287
SD1041, 3.0000%, 6/1/52	10,848,287	9,688,607
SD7023, 3.0000%, 6/1/52	4,956,314	4,400,964
SD1840, 3.0000%, 6/1/52	3,592,839	3,190,856
SD1150, 3.5000%, 6/1/52	3,733,054	3,476,161
QF0488, 5.5000%, 9/1/52	1,835,184	1,871,651
QF2386, 5.0000%, 10/1/52	3,406,507	3,387,702
QF2145, 5.0000%, 10/1/52	116,608	116,254
QF2437, 5.5000%, 10/1/52	118,922	121,674
QF7813, 5.0000%, 1/1/53	217,145	216,574
QF6841, 5.0000%, 1/1/53	189,761	189,185
QF8398, 5.0000%, 3/1/53	773,885	770,562
QF9871, 5.0000%, 3/1/53	745,070	741,871
QG1442, 5.0000%, 4/1/53	852,407	846,265
QG2380, 5.0000%, 5/1/53	1,758,644	1,745,971
QG3598, 5.0000%, 5/1/53	1,076,813	1,069,054
QG3742, 5.0000%, 5/1/53	151,954	151,301
SD2897, 5.5000%, 5/1/53	1,319,350	1,340,779
QG2543, 5.5000%, 5/1/53	259,086	263,236
QG4742, 5.0000%, 6/1/53	742,496	734,057
QG5161, 5.0000%, 6/1/53	695,665	687,758
QG3917, 5.0000%, 6/1/53	675,068	670,203
QG5055, 5.0000%, 6/1/53	514,073	508,429
QG4676, 5.0000%, 6/1/53	217,364	215,034

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QG3912, 5.5000%, 6/1/53	$860,547	$874,330
QG4741, 5.5000%, 6/1/53	421,134	424,028
QG6693, 5.5000%, 7/1/53	1,786,304	1,818,192
QG7441, 5.5000%, 7/1/53	1,047,463	1,064,241
SD4294, 5.5000%, 9/1/53	1,726,275	1,765,115
RA9851, 6.0000%, 9/1/53	13,097,744	13,553,756
SD4009, 6.0000%, 9/1/53	3,777,929	3,909,421
SD4668, 6.0000%, 10/1/53	6,260,865	6,435,072
SD4247, 6.5000%, 11/1/53	4,280,329	4,495,374
20540101, 2.5000%, 1/1/54	3,375,929	2,856,309
QI2699, 5.5000%, 4/1/54	1,107,211	1,132,620
RJ1341, 6.0000%, 4/1/54	8,973,870	9,286,361
RJ3021, 5.5000%, 12/1/54	14,074,709	14,232,803
SL1226, 5.5000%, 5/1/55	2,397,054	2,442,351
RJ4363, 5.5000%, 6/1/55	665,154	679,151
20551101, 6.0000%, 11/1/55	2,032,636	2,091,881
20560101, 5.0000%, 1/1/56	213,909	212,950
		203,029,226
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	15,308,258	13,159,667
3.5000%, TBA, 30 Year Maturity	19,884,335	18,140,558
4.0000%, TBA, 30 Year Maturity	4,572,047	4,278,988
5.0000%, TBA, 30 Year Maturity	6,595,041	6,527,231
		42,106,444
Ginnie Mae I Pool:
784059, 4.0000%, 1/15/45	2,004,209	1,934,740
784182, 4.5000%, 8/15/46	2,199,166	2,168,746
BB4357, 4.0000%, 7/15/47	426,316	406,634
BC7161, 4.0000%, 8/15/47	61,221	58,395
BD7109, 4.0000%, 11/15/47	47,466	45,275
BD7135, 4.0000%, 12/15/47	172,248	164,296
		4,778,086
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	8,676,153	7,872,178
BB9817, 4.0000%, 8/20/47	267,189	255,171
BB9814, 4.0000%, 8/20/47	41,564	39,695
BB9835, 4.0000%, 8/20/47	38,887	37,138
MA5021, 4.5000%, 2/20/48	192,264	189,165
MA5192, 4.0000%, 5/20/48	100,593	95,973
BH3673, 4.5000%, 5/20/48	284,017	276,063
BH3672, 4.5000%, 5/20/48	50,213	48,959
MA5264, 4.0000%, 6/20/48	1,008,089	961,162
MA5400, 5.0000%, 8/20/48	674,583	678,548
MA5930, 3.5000%, 5/20/49	11,403,608	10,642,565
MA7255, 2.5000%, 3/20/51	11,087,682	9,537,046
MA7313, 3.0000%, 4/20/51	9,480,244	8,473,977
MA7473, 3.0000%, 7/20/51	5,394,687	4,820,823
MA7535, 3.0000%, 8/20/51	12,284,404	10,976,690
785843, 2.5000%, 1/20/52	9,408,423	8,014,852
		62,920,005
Total Mortgage-Backed Securities (cost $700,284,425)		689,664,400
United States Treasury Notes/Bonds – 2.8%
3.8750%, 3/31/31	40,379,000	40,249,661
4.2500%, 3/31/33	38,214,000	38,476,721
4.1250%, 2/15/36	40,441,800	39,809,897
4.6250%, 2/15/46	72,015,700	69,427,636
4.6250%, 11/15/55	57,211,500	54,663,800
Total United States Treasury Notes/Bonds (cost $247,934,971)		242,627,715
Common Stocks – 63.6%
Aerospace & Defense – 1.8%
General Electric Co	235,421	66,805,417
Howmet Aerospace Inc	221,956	51,151,980
Lockheed Martin Corp	58,564	35,395,496
		153,352,893
Banks – 1.9%
JPMorgan Chase & Co	421,274	123,921,960
PNC Financial Services Group Inc/The	218,325	45,431,249
		169,353,209

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Beverages – 0.6%
Monster Beverage Corp*	694,542	$50,326,513
Biotechnology – 1.4%
AbbVie Inc	306,547	66,670,907
Vertex Pharmaceuticals Inc*	116,042	51,817,395
		118,488,302
Building Products – 0.6%
Trane Technologies PLC	129,835	54,107,438
Capital Markets – 3.0%
CME Group Inc	202,230	59,728,631
Goldman Sachs Group Inc	81,484	68,934,649
Intercontinental Exchange Inc	384,494	60,473,216
Morgan Stanley	436,762	71,877,922
		261,014,418
Chemicals – 0.4%
Ecolab Inc	125,274	33,325,390
Communications Equipment – 1.0%
Arista Networks Inc*	230,457	28,295,510
Motorola Solutions Inc	127,606	55,377,176
		83,672,686
Consumer Finance – 1.1%
American Express Co	306,625	92,747,930
Diversified Financial Services – 2.2%
Mastercard Inc - Class A	252,567	126,197,627
Visa Inc	227,812	68,853,899
		195,051,526
Electric Utilities – 1.5%
American Electric Power Co Inc	305,537	40,049,790
Duke Energy Corp	467,268	61,184,072
Southern Co	279,498	26,977,147
		128,211,009
Electrical Equipment – 1.6%
Eaton Corp PLC	184,214	65,887,821
Emerson Electric Co	253,499	33,213,439
GE Vernova Inc	42,153	36,795,354
		135,896,614
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp	549,616	69,443,982
Entertainment – 1.8%
Netflix Inc*	905,495	87,063,344
Walt Disney Co/The	707,218	68,161,671
		155,225,015
Food & Staples Retailing – 0.5%
Costco Wholesale Corp	45,773	45,609,590
Health Care Equipment & Supplies – 2.1%
Abbott Laboratories	609,362	62,563,197
Boston Scientific Corp*	385,700	24,202,675
Intuitive Surgical Inc*	80,388	37,058,064
Stryker Corp	181,968	59,792,865
		183,616,801
Health Care Providers & Services – 0.4%
HCA Healthcare Inc	73,488	34,777,461
Hotels, Restaurants & Leisure – 2.0%
Booking Holdings Inc	13,858	58,346,615
Hilton Worldwide Holdings Inc	153,771	46,758,686
McDonald's Corp	42,457	13,195,211
Royal Caribbean Cruises Ltd	190,636	52,459,214
		170,759,726
Insurance – 1.0%
Progressive Corp/The	434,693	86,173,540
Interactive Media & Services – 5.8%
Alphabet Inc - Class C	1,200,013	344,235,729
Meta Platforms Inc - Class A	274,885	157,269,955
		501,505,684
Life Sciences Tools & Services – 0.7%
Danaher Corp	344,821	65,378,062
Machinery – 0.5%
Deere & Co	80,143	45,144,552
Metals & Mining – 0.5%
Freeport-McMoRan Inc	803,274	47,216,446

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Multiline Retail – 2.9%
Amazon.com Inc*	1,189,732	$247,785,484
Oil, Gas & Consumable Fuels – 1.5%
Chevron Corp	420,539	87,009,519
ConocoPhillips	355,673	46,948,836
		133,958,355
Pharmaceuticals – 3.0%
Eli Lilly & Co	132,348	121,729,720
Johnson & Johnson	365,055	89,234,044
Zoetis Inc	429,830	50,810,205
		261,773,969
Road & Rail – 1.4%
Uber Technologies Inc*	955,339	68,717,534
Union Pacific Corp	220,879	53,589,663
		122,307,197
Semiconductor & Semiconductor Equipment – 10.9%
Broadcom Inc	657,666	203,554,204
KLA Corp	59,115	87,041,517
Lam Research Corp	438,779	93,749,521
Micron Technology Inc	183,994	62,160,533
NVIDIA Corp	2,868,891	500,334,590
		946,840,365
Software – 4.6%
Cadence Design Systems Inc*	130,601	36,290,100
Intuit Inc	96,154	41,575,066
Microsoft Corp	878,552	325,213,594
		403,078,760
Specialty Retail – 1.3%
Home Depot Inc	190,825	62,760,434
O'Reilly Automotive Inc*	98,655	9,106,843
TJX Cos Inc	276,070	44,088,379
		115,955,656
Technology Hardware, Storage & Peripherals – 3.2%
Apple Inc	1,090,334	276,715,866
Textiles, Apparel & Luxury Goods – 0.5%
NIKE Inc - Class B	778,924	41,142,766
Tobacco – 1.1%
Philip Morris International Inc	555,239	91,803,216
Total Common Stocks (cost $2,773,540,165)		5,521,760,421
Investment Companies – 2.0%
Money Markets – 2.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $174,046,882)	174,020,397	174,020,397
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	8,559,676	8,559,676
Time Deposits – 0%
Royal Bank of Canada, 3.6500%, 4/1/26	$2,139,919	2,139,919
Total Investments Purchased with Cash Collateral from Securities Lending (cost $10,699,595)		10,699,595
Total Investments (total cost $6,091,439,895) – 101.5%		8,819,446,560
Liabilities, net of Cash, Receivables and Other Assets – (1.5)%		(134,584,125)
Net Assets – 100%		$8,684,862,435

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$8,700,971,659	98.7%
United Kingdom	79,124,657	0.9
France	17,338,611	0.2
Israel	12,494,252	0.1
Zambia	3,796,118	0.1
Ireland	3,587,289	0.0
Canada	2,133,974	0.0
Total	$8,819,446,560	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 2.0%
Money Markets - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$139,767,685	$386,830,219	$(352,521,810)	$(20,601)	$(35,096)	$174,020,397	174,020,397	$1,526,529
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	9,825,728	195,359,921	(196,625,973)	-	-	8,559,676	8,559,676	58,731 ∆
Total Affiliated Investments - 2.1%
	$149,593,413	$582,190,140	$(549,147,783)	$(20,601)	$(35,096)	$182,580,073	182,580,073	$1,585,260

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	5/22/26	(59,340,177)	$79,499,756	$978,182

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	5,406	7/6/26	$1,121,449,357	$(4,937,127)
5 Year US Treasury Note	3,793	7/6/26	410,325,557	(4,798,435)
Ultra Long Term US Treasury Bond	270	6/30/26	31,471,875	(973,391)
US Treasury Long Bond	1,795	6/30/26	204,405,625	(5,919,458)
Total - Futures Long				(16,628,411)
Futures Short:
10 Year US Treasury Note	904	6/30/26	(100,386,375)	1,730,375
Ultra 10-Year Treasury Note	880	6/30/26	(99,893,750)	1,788,136
Total - Futures Short				3,518,511
Total				$(13,109,900)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2026
Forward foreign currency exchange contracts:
Average amounts sold - in USD	$19,630,394
Futures contracts:
Average notional amount of contracts - long	1,549,681,611
Average notional amount of contracts - short	279,010,309

Notes to Schedule of Investments (unaudited)
IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2026 is
$1,420,011,003, which represents 16.4% of net assets.

*	Non-income producing security.
‡
Variable or floating rate security. Rate shown is the current rate as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2026)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/24	$1,615,766	$1,611,711	0.0%
The Portfolio has registration rights for certain restricted securities held as of March 31, 2026. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,077,648,733	$-
Bank Loans and Mezzanine Loans	-	75,626,078	-
Corporate Bonds	-	950,343,176	-
Foreign Government Bonds	-	77,056,045	-
Mortgage-Backed Securities	-	689,664,400	-
United States Treasury Notes/Bonds	-	242,627,715	-
Common Stocks	5,521,760,421	-	-
Investment Companies	-	174,020,397	-
Investments Purchased with Cash Collateral from Securities Lending	-	10,699,595	-
Total Investments in Securities	$5,521,760,421	$3,297,686,139	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	978,182	-
Futures Contracts	3,518,511	-	-
Total Assets	$5,525,278,932	$3,298,664,321	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$16,628,411	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
109-25-70300 05-26